Note 6 - Investment Securities Available for Sale - Gross Unrealized Losses and Fair Value (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of securities	3	3
Fair value, less than twelve months
Gross unrealized losses, less than twelve months
Fair value, twelve months or greater	1,440	1,699
Gross unrealized losses, twelve months or greater	(31)	(38)
Fair value	1,440	1,699
Gross unrealized losses	(31)	(38)
Fair value	$ 1,440	$ 1,699
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member]
Number of securities	2	2
Fair value, less than twelve months
Gross unrealized losses, less than twelve months
Fair value, twelve months or greater	1,082	1,342
Gross unrealized losses, twelve months or greater	(29)	(35)
Fair value	1,082	1,342
Gross unrealized losses	(29)	(35)
Fair value	$ 1,082	$ 1,342
US Government Agencies Debt Securities [Member]
Number of securities	1	1
Fair value, less than twelve months
Gross unrealized losses, less than twelve months
Fair value, twelve months or greater	358	357
Gross unrealized losses, twelve months or greater	(2)	(3)
Fair value	358	357
Gross unrealized losses	(2)	(3)
Fair value	$ 358	$ 357